Accounts Payable and Accrued Expenses (Details Narrative)) - USD ($)	Sep. 30, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Accrued employee and employer taxes	$ 2,900,000	$ 2,300,000